JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,626	658,699
National Presto Industries, Inc.	3,007	289,183
		947,882
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	3,441	451,734
Gentherm, Inc. *	9,544	364,104
Phinia, Inc.	27,531	1,401,053
		2,216,891
Banks — 5.2%
1st Source Corp.	6,146	385,477
Ameris Bancorp	23,736	1,558,268
Atlantic Union Bankshares Corp.	16,059	606,548
Axos Financial, Inc. *	18,704	1,307,971
BancFirst Corp.	1,605	191,123
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,635	1,160,688
Cathay General Bancorp	22,473	1,067,243
City Holding Co.	2,758	325,803
Community Trust Bancorp, Inc.	5,841	312,552
First BanCorp (Puerto Rico)	42,305	878,252
First Busey Corp.	11,519	279,681
First Commonwealth Financial Corp.	23,402	390,345
First Financial Bancorp	24,277	680,242
First Financial Corp.	3,397	163,701
First Merchants Corp.	8,709	387,028
Fulton Financial Corp.	44,501	905,150
Hancock Whitney Corp.	16,110	962,411
Hilltop Holdings, Inc.	10,713	323,318
Home BancShares, Inc.	43,870	1,324,435
Hope Bancorp, Inc.	68,596	799,829
International Bancshares Corp.	15,422	1,016,156
NBT Bancorp, Inc.	18,360	874,487
Northwest Bancshares, Inc.	64,309	849,522
OceanFirst Financial Corp.	27,900	501,084
OFG Bancorp (Puerto Rico)	29,388	1,255,162
Old National Bancorp	72,779	1,735,779
Pathward Financial, Inc.	6,255	498,711
Renasant Corp.	20,418	793,852
Republic Bancorp, Inc., Class A	4,281	280,191
Simmons First National Corp., Class A	31,567	717,202
TrustCo Bank Corp.	11,181	359,581
Trustmark Corp.	12,809	480,338
UMB Financial Corp.	5,252	619,211
United Bankshares, Inc.	38,463	1,480,826
WaFd, Inc.	32,526	965,372
WesBanco, Inc.	21,045	737,417
		27,174,956

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 1.0%
MGP Ingredients, Inc.	24,782	895,374
National Beverage Corp.	28,629	1,203,850
Primo Brands Corp. (a)	37,971	1,229,121
Vita Coco Co., Inc. (The) *	45,910	1,718,870
		5,047,215
Chemicals — 3.6%
AdvanSix, Inc.	24,948	780,373
American Vanguard Corp.	34,048	210,417
Arcadium Lithium plc (Argentina) *	237,482	1,363,147
Avient Corp.	33,604	1,441,612
Balchem Corp.	9,117	1,458,355
Cabot Corp.	15,981	1,381,877
Ecovyst, Inc. *	146,726	1,138,594
Hawkins, Inc.	8,373	895,157
Ingevity Corp. *	29,098	1,319,594
Innospec, Inc.	12,556	1,423,223
Intrepid Potash, Inc. *	18,451	485,077
LSB Industries, Inc. *	116,996	987,446
Orion SA (Germany)	59,401	828,644
Quaker Chemical Corp.	7,047	994,895
Rayonier Advanced Materials, Inc. *	95,378	763,024
Sensient Technologies Corp.	16,590	1,252,711
Stepan Co.	14,744	934,622
Tronox Holdings plc	95,010	975,753
		18,634,521
Construction & Materials — 3.0%
American Woodmark Corp. *	3,759	292,676
Arcosa, Inc.	15,472	1,567,314
Atkore, Inc.	10,912	888,673
BlueLinx Holdings, Inc. *	4,214	454,185
Boise Cascade Co.	11,504	1,451,345
CSW Industrials, Inc.	4,041	1,332,762
Exponent, Inc.	6,608	605,755
GMS, Inc. *	15,276	1,288,378
Griffon Corp.	14,043	1,064,038
Installed Building Products, Inc.	6,882	1,368,417
Masterbrand, Inc. *	31,657	548,299
Mueller Water Products, Inc., Class A	13,863	318,849
Patrick Industries, Inc.	17,575	1,707,235
Primoris Services Corp.	17,422	1,337,487
Quanex Building Products Corp.	8,842	185,682
Sterling Infrastructure, Inc. *	8,571	1,220,682
		15,631,777
Consumer Services — 1.5%
Carriage Services, Inc.	7,216	295,495
Cars.com, Inc. *	17,066	305,823

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Frontdoor, Inc. *	7,613	455,866
Graham Holdings Co., Class B	530	492,275
Laureate Education, Inc., Class A *	90,287	1,690,173
Perdoceo Education Corp.	62,021	1,784,964
PROG Holdings, Inc.	14,462	618,251
Strategic Education, Inc.	10,474	1,028,861
Upbound Group, Inc.	29,650	869,931
		7,541,639
Electricity — 2.0%
ALLETE, Inc.	25,767	1,690,830
Hawaiian Electric Industries, Inc. *	103,648	947,343
MGE Energy, Inc.	16,035	1,440,745
Northwestern Energy Group, Inc.	28,114	1,515,626
NuScale Power Corp. * (a)	65,002	1,549,648
Ormat Technologies, Inc.	14,329	919,205
Portland General Electric Co.	32,887	1,352,971
TXNM Energy, Inc.	19,736	954,236
		10,370,604
Electronic & Electrical Equipment — 1.0%
Badger Meter, Inc.	7,483	1,600,689
Belden, Inc.	10,327	1,202,786
EnerSys	6,928	672,501
Watts Water Technologies, Inc., Class A	7,689	1,589,931
		5,065,907
Finance & Credit Services — 1.6%
Enact Holdings, Inc.	19,334	653,102
Enova International, Inc. *	15,793	1,773,870
Federal Agricultural Mortgage Corp., Class C	2,346	463,992
Mr. Cooper Group, Inc. *	17,190	1,784,494
Navient Corp.	52,835	722,254
PennyMac Financial Services, Inc.	14,098	1,475,920
Radian Group, Inc.	44,979	1,530,186
		8,403,818
Food Producers — 3.5%
Andersons, Inc. (The)	29,430	1,199,273
B&G Foods, Inc.	160,193	1,038,051
Cal-Maine Foods, Inc.	16,843	1,817,360
Dole plc	75,010	1,021,636
Fresh Del Monte Produce, Inc.	41,154	1,254,785
GrowGeneration Corp. *	78,763	110,268
Hain Celestial Group, Inc. (The) *	74,651	377,734
Herbalife Ltd. *	138,534	756,396
J & J Snack Foods Corp.	8,452	1,159,868
John B Sanfilippo & Son, Inc.	11,079	801,455
Lancaster Colony Corp.	6,789	1,145,576
Medifast, Inc. *	47,256	741,919

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Nature's Sunshine Products, Inc. *	13,351	185,712
Simply Good Foods Co. (The) *	35,943	1,365,834
SunOpta, Inc. (Canada) * (a)	108,457	794,990
TreeHouse Foods, Inc. *	24,522	846,499
USANA Health Sciences, Inc. *	13,896	452,593
Utz Brands, Inc.	72,003	961,960
Vital Farms, Inc. *	31,845	1,397,199
WK Kellogg Co. (a)	56,480	937,003
		18,366,111
Gas, Water & Multi-utilities — 3.9%
American States Water Co.	12,860	958,070
Aris Water Solutions, Inc., Class A	65,097	1,661,926
Avista Corp.	40,670	1,489,335
Black Hills Corp.	26,881	1,578,721
Brookfield Infrastructure Corp., Class A (Canada)	38,889	1,622,449
California Water Service Group	21,228	961,416
Chesapeake Utilities Corp.	12,838	1,569,446
Consolidated Water Co. Ltd., Class D	13,755	360,106
Excelerate Energy, Inc., Class A	40,595	1,212,573
Middlesex Water Co.	7,721	390,992
New Jersey Resources Corp.	34,058	1,633,081
Northwest Natural Holding Co.	34,064	1,359,835
ONE Gas, Inc.	23,036	1,627,263
SJW Group	7,653	384,410
Southwest Gas Holdings, Inc.	22,000	1,642,960
Spire, Inc.	23,624	1,676,359
		20,128,942
General Industrials — 1.4%
Apogee Enterprises, Inc.	19,903	1,015,451
AZZ, Inc.	11,238	964,108
Greif, Inc., Class A	15,084	923,442
HB Fuller Co.	19,277	1,216,957
Kronos Worldwide, Inc.	25,588	245,389
Myers Industries, Inc.	14,064	169,331
Otter Tail Corp.	18,568	1,430,479
Standex International Corp.	6,633	1,211,849
TriMas Corp.	5,588	135,788
		7,312,794
Health Care Providers — 2.7%
Addus HomeCare Corp. *	9,531	1,192,900
Astrana Health, Inc. *	26,023	959,468
CorVel Corp. *	14,220	1,647,387
Ensign Group, Inc. (The)	10,510	1,467,826
Healthcare Services Group, Inc. *	21,005	232,945
HealthEquity, Inc. *	15,306	1,690,088
LifeMD, Inc. *	38,333	213,515

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
National HealthCare Corp.	4,869	499,900
Option Care Health, Inc. *	47,017	1,453,766
Pennant Group, Inc. (The) *	16,446	435,326
RadNet, Inc. *	17,887	1,171,062
Select Medical Holdings Corp.	55,789	1,097,370
Surgery Partners, Inc. *	39,100	996,659
US Physical Therapy, Inc.	10,624	942,455
		14,000,667
Household Goods & Home Construction — 3.6%
Beazer Homes USA, Inc. *	19,053	422,214
Central Garden & Pet Co., Class A *	24,950	778,191
Century Communities, Inc.	7,136	545,048
CompX International, Inc.	3,406	83,481
Ethan Allen Interiors, Inc.	43,893	1,361,561
Green Brick Partners, Inc. *	17,164	1,037,907
HNI Corp.	29,696	1,480,346
Hovnanian Enterprises, Inc., Class A *	3,774	499,640
Interface, Inc.	62,892	1,557,206
KB Home	20,218	1,356,628
La-Z-Boy, Inc.	37,287	1,759,946
M/I Homes, Inc. *	9,978	1,255,232
Meritage Homes Corp.	17,115	1,332,745
MillerKnoll, Inc.	28,619	642,210
Steelcase, Inc., Class A	78,938	906,208
Taylor Morrison Home Corp. *	24,232	1,561,995
Tri Pointe Homes, Inc. *	32,715	1,205,875
Worthington Enterprises, Inc.	25,855	1,083,324
		18,869,757
Industrial Engineering — 0.9%
Albany International Corp., Class A	8,360	675,070
Columbus McKinnon Corp.	13,619	496,004
Enpro, Inc.	8,058	1,496,371
Franklin Electric Co., Inc.	15,665	1,566,343
Hillenbrand, Inc.	10,611	360,668
Tennant Co.	882	75,429
		4,669,885
Industrial Materials — 1.8%
Clearwater Paper Corp. *	41,427	1,331,878
Koppers Holdings, Inc.	31,392	934,226
Materion Corp.	12,613	1,273,913
Mativ Holdings, Inc.	67,690	646,439
Minerals Technologies, Inc.	18,629	1,428,658
Perimeter Solutions, Inc. *	73,768	922,100
Sylvamo Corp.	18,453	1,478,085

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — continued
Tredegar Corp. *	15,388	120,796
UFP Industries, Inc.	12,647	1,462,626
		9,598,721
Industrial Metals & Mining — 3.0%
ASP Isotopes, Inc. * (a)	186,984	1,075,158
Carpenter Technology Corp.	8,701	1,679,815
Century Aluminum Co. *	73,384	1,341,460
Commercial Metals Co.	27,404	1,328,820
Constellium SE *	94,146	934,870
Energy Fuels, Inc. * (a)	151,980	807,014
GrafTech International Ltd. * (a)	432,255	648,382
Kaiser Aluminum Corp.	14,729	1,031,030
Metallus, Inc. *	64,285	960,418
Mueller Industries, Inc.	21,372	1,683,045
Olympic Steel, Inc.	17,662	608,809
Piedmont Lithium, Inc. * (a)	24,610	203,033
Radius Recycling, Inc.	31,223	374,988
Ryerson Holding Corp.	58,839	1,315,640
Uranium Energy Corp. *	196,222	1,385,327
		15,377,809
Industrial Support Services — 2.4%
ABM Industries, Inc.	19,883	1,060,957
Applied Industrial Technologies, Inc.	6,165	1,603,085
ASGN, Inc. *	9,836	867,633
CoreCivic, Inc., REIT *	77,504	1,585,732
CRA International, Inc.	7,141	1,310,945
Cross Country Healthcare, Inc. *	10,914	198,853
Donnelley Financial Solutions, Inc. *	6,186	410,565
DXP Enterprises, Inc. *	2,237	226,586
EVERTEC, Inc. (Puerto Rico)	18,592	603,682
Heidrick & Struggles International, Inc.	9,345	434,449
Korn Ferry	12,364	874,506
Maximus, Inc.	17,354	1,306,583
Pitney Bowes, Inc.	81,523	726,370
Resources Connection, Inc.	10,324	86,721
Target Hospitality Corp. *	26,092	251,266
TriNet Group, Inc.	10,925	1,020,286
TrueBlue, Inc. *	417	3,398
UniFirst Corp.	477	102,231
		12,673,848
Industrial Transportation — 3.0%
ArcBest Corp.	11,363	1,086,416
Ardmore Shipping Corp. (Ireland)	47,426	562,947
Costamare, Inc. (Monaco)	58,928	687,101
DHT Holdings, Inc.	127,327	1,441,342
Dorian LPG Ltd.	36,870	886,355

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Federal Signal Corp.	15,769	1,550,250
FLEX LNG Ltd. (Norway)	16,117	411,145
GATX Corp.	9,269	1,533,741
Genco Shipping & Trading Ltd.	33,311	481,677
Hub Group, Inc., Class A	8,228	367,051
International Seaways, Inc.	25,033	975,035
Matson, Inc.	11,085	1,572,407
McGrath RentCorp	7,515	921,865
Nordic American Tankers Ltd.	80,702	217,895
Scorpio Tankers, Inc. (Monaco)	20,422	972,496
Teekay Corp. Ltd. (Bermuda)	37,699	269,171
Teekay Tankers Ltd., Class A (Canada)	26,491	1,110,503
Tingo Group, Inc. *	827,098	18,196
Wabash National Corp.	27,642	431,215
		15,496,808
Investment Banking & Brokerage Services — 1.3%
Acadian Asset Management, Inc.	12,674	315,836
Artisan Partners Asset Management, Inc., Class A	19,184	857,333
Cohen & Steers, Inc.	4,662	413,193
Hamilton Lane, Inc., Class A	8,513	1,355,099
Moelis & Co., Class A	22,136	1,733,028
StoneX Group, Inc. *	6,097	667,743
Victory Capital Holdings, Inc., Class A	13,303	880,393
Virtus Investment Partners, Inc.	434	86,583
WisdomTree, Inc.	52,533	514,298
		6,823,506
Leisure Goods — 0.7%
Camping World Holdings, Inc., Class A	7,130	164,632
LCI Industries	6,935	726,719
Smith & Wesson Brands, Inc.	116,539	1,222,494
Sturm Ruger & Co., Inc.	20,043	713,531
Winnebago Industries, Inc.	16,182	773,499
		3,600,875
Life Insurance — 0.9%
CNO Financial Group, Inc.	42,921	1,714,265
Genworth Financial, Inc., Class A *	148,893	1,076,496
Jackson Financial, Inc., Class A	17,176	1,618,666
		4,409,427
Media — 0.4%
Gray Media, Inc.	50,061	187,228
Scholastic Corp.	7,703	149,515
TEGNA, Inc.	89,004	1,621,653
		1,958,396
Medical Equipment & Services — 2.7%
AdaptHealth Corp. *	33,227	359,516

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Anika Therapeutics, Inc. *	4,738	80,830
Avanos Medical, Inc. *	14,969	257,766
CONMED Corp.	11,561	829,849
Fulgent Genetics, Inc. *	17,759	295,510
Haemonetics Corp. *	13,810	953,581
ICU Medical, Inc. *	7,117	1,169,750
Integer Holdings Corp. *	11,823	1,681,467
Lantheus Holdings, Inc. *	15,112	1,398,011
LeMaitre Vascular, Inc.	4,450	431,339
Merit Medical Systems, Inc. *	15,694	1,708,763
Myriad Genetics, Inc. *	20,713	262,434
NeoGenomics, Inc. *	26,877	384,341
Omnicell, Inc. *	11,486	516,755
OraSure Technologies, Inc. *	112,196	451,028
Owens & Minor, Inc. *	41,846	595,887
Patterson Cos., Inc.	10,300	318,785
STAAR Surgical Co. *	7,227	174,821
Surmodics, Inc. *	2,954	100,554
UFP Technologies, Inc. *	5,261	1,444,986
Varex Imaging Corp. *	44,133	606,387
Zynex, Inc. * (a)	32,476	254,612
		14,276,972
Mortgage Real Estate Investment Trusts — 1.0%
Apollo Commercial Real Estate Finance, Inc.	24,650	218,399
Ares Commercial Real Estate Corp.	99,037	560,549
Ellington Financial, Inc. (a)	100,812	1,266,199
Ladder Capital Corp.	79,293	888,875
MFA Financial, Inc.	92,801	974,410
PennyMac Mortgage Investment Trust	65,393	889,345
Redwood Trust, Inc.	48,930	320,492
TPG RE Finance Trust, Inc.	4,178	35,137
		5,153,406
Non-life Insurance — 1.3%
Employers Holdings, Inc.	17,174	844,274
Enstar Group Ltd. *	3,580	1,170,624
Essent Group Ltd.	25,173	1,466,327
Horace Mann Educators Corp.	5,981	231,046
NMI Holdings, Inc., Class A *	33,670	1,300,336
Safety Insurance Group, Inc.	4,981	393,549
Stewart Information Services Corp.	20,468	1,334,309
		6,740,465
Non-Renewable Energy — 6.7%
Alpha Metallurgical Resources, Inc. *	5,525	1,012,014
Archrock, Inc.	65,673	1,844,754
Berry Corp.	83,182	362,673
Cactus, Inc., Class A	24,958	1,490,242

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
California Resources Corp.	20,800	1,023,360
ChampionX Corp.	42,359	1,213,162
CNX Resources Corp. *	45,178	1,236,974
Comstock Resources, Inc. * (a)	86,096	1,597,942
Core Natural Resources, Inc.	26,429	2,387,596
DNOW, Inc. *	64,975	966,828
Gulfport Energy Corp. *	7,273	1,298,303
Helix Energy Solutions Group, Inc. *	144,405	1,158,128
Kinetik Holdings, Inc.	16,072	1,035,519
Kodiak Gas Services, Inc.	21,811	1,020,319
Liberty Energy, Inc.	59,818	1,095,268
Magnolia Oil & Gas Corp., Class A	60,434	1,432,286
MRC Global, Inc. *	41,215	605,036
Murphy Oil Corp.	31,862	848,485
Northern Oil & Gas, Inc.	22,394	805,064
NPK International, Inc. *	34,042	235,571
Par Pacific Holdings, Inc. *	1,756	29,360
Patterson-UTI Energy, Inc.	95,955	774,357
Peabody Energy Corp.	50,812	922,238
Ramaco Resources, Inc., Class A	59,979	568,001
RPC, Inc.	94,790	581,063
SandRidge Energy, Inc.	44,091	522,478
Select Water Solutions, Inc.	96,936	1,211,700
Sitio Royalties Corp.	24,595	495,343
SM Energy Co.	37,560	1,425,778
Solaris Energy Infrastructure, Inc., Class A	62,794	1,713,648
SunCoke Energy, Inc.	123,434	1,159,045
VAALCO Energy, Inc.	94,899	389,086
Warrior Met Coal, Inc.	26,143	1,379,566
World Kinect Corp.	36,992	1,045,764
		34,886,951
Personal Care, Drug & Grocery Stores — 2.5%
ACCO Brands Corp.	103,401	543,889
Chefs' Warehouse, Inc. (The) *	23,140	1,246,320
Edgewell Personal Care Co.	37,041	1,233,465
Energizer Holdings, Inc.	44,096	1,498,823
Honest Co., Inc. (The) *	134,118	859,696
Ingles Markets, Inc., Class A	15,844	1,049,190
Nu Skin Enterprises, Inc., Class A	89,542	586,500
SpartanNash Co.	41,712	760,410
Sprouts Farmers Market, Inc. *	11,240	1,779,742
United Natural Foods, Inc. *	47,554	1,414,256
WD-40 Co.	5,457	1,282,122
Weis Markets, Inc.	12,455	841,460
		13,095,873
Personal Goods — 1.3%
G-III Apparel Group Ltd. *	12,760	398,367

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Interparfums, Inc.	5,410	762,918
Kontoor Brands, Inc.	18,634	1,711,533
Movado Group, Inc.	25,079	479,510
Oxford Industries, Inc.	7,217	605,218
Signet Jewelers Ltd.	18,094	1,071,708
Steven Madden Ltd.	23,735	974,322
Wolverine World Wide, Inc.	30,843	688,724
		6,692,300
Pharmaceuticals & Biotechnology — 0.00% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
		—
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.7%
ADMA Biologics, Inc. *	32,205	520,111
Alkermes plc *	30,459	960,372
Amphastar Pharmaceuticals, Inc. *	26,214	914,082
ANI Pharmaceuticals, Inc. *	16,641	975,828
Arcellx, Inc. *	19,713	1,343,047
Arcturus Therapeutics Holdings, Inc. *	23,026	390,751
Castle Biosciences, Inc. *	14,648	414,099
Catalyst Pharmaceuticals, Inc. *	75,763	1,709,213
Collegium Pharmaceutical, Inc. *	40,605	1,304,233
Corcept Therapeutics, Inc. *	27,571	1,845,051
Dynavax Technologies Corp. *	84,208	1,098,915
Harmony Biosciences Holdings, Inc. *	16,107	624,468
Innoviva, Inc. *	77,210	1,439,195
Ironwood Pharmaceuticals, Inc. *	38,549	90,205
Ligand Pharmaceuticals, Inc. *	13,377	1,559,089
Pacira BioSciences, Inc. *	7,152	188,312
PDL BioPharma, Inc. ‡ *	22,361	6,708
Prestige Consumer Healthcare, Inc. *	19,846	1,523,578
Protagonist Therapeutics, Inc. *	26,306	994,367
Supernus Pharmaceuticals, Inc. *	32,836	1,259,917
Vanda Pharmaceuticals, Inc. *	32,064	141,402
		19,302,943
Precious Metals & Mining — 0.7%
Coeur Mining, Inc. *	183,664	1,212,182
Hecla Mining Co.	200,759	1,140,311
SSR Mining, Inc. (Canada) *	186,230	1,495,427
		3,847,920
Real Estate Investment & Services — 1.5%
Compass, Inc., Class A *	141,313	1,024,519
Cushman & Wakefield plc *	73,470	1,013,151
DigitalBridge Group, Inc.	88,858	974,772
eXp World Holdings, Inc. (a)	49,942	568,340
HA Sustainable Infrastructure Capital, Inc., REIT	38,302	1,072,839

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — continued
Marcus & Millichap, Inc.	3,112	118,754
Newmark Group, Inc., Class A	104,630	1,478,422
St. Joe Co. (The)	27,688	1,331,793
		7,582,590
Real Estate Investment Trusts — 11.1%
Acadia Realty Trust	65,510	1,509,350
Alexander & Baldwin, Inc.	41,129	734,153
American Assets Trust, Inc.	45,298	1,099,835
American Healthcare REIT, Inc.	38,901	1,100,509
Apartment Investment and Management Co., Class A	17,834	161,219
Apple Hospitality REIT, Inc.	80,641	1,245,097
Brandywine Realty Trust	217,507	1,194,113
Broadstone Net Lease, Inc.	81,662	1,285,360
CareTrust REIT, Inc.	51,361	1,361,066
Community Healthcare Trust, Inc.	17,111	339,311
COPT Defense Properties	51,283	1,509,772
CTO Realty Growth, Inc.	14,721	288,973
Curbline Properties Corp.	51,350	1,256,535
DiamondRock Hospitality Co.	118,922	1,044,135
Douglas Emmett, Inc.	74,736	1,372,153
Easterly Government Properties, Inc.	94,475	1,073,236
Elme Communities	21,660	330,532
Empire State Realty Trust, Inc., Class A	146,527	1,400,798
Essential Properties Realty Trust, Inc.	49,580	1,591,518
Four Corners Property Trust, Inc.	48,539	1,331,425
GEO Group, Inc. (The) *	58,747	1,851,118
Getty Realty Corp. (a)	33,184	1,029,036
Independence Realty Trust, Inc.	62,689	1,204,256
Innovative Industrial Properties, Inc.	15,480	1,109,606
InvenTrust Properties Corp.	33,568	998,312
Kite Realty Group Trust	60,347	1,397,033
LTC Properties, Inc.	42,994	1,478,994
LXP Industrial Trust	121,102	1,007,569
Macerich Co. (The)	75,806	1,575,249
National Health Investors, Inc.	22,021	1,499,850
Outfront Media, Inc.	86,017	1,582,713
Paramount Group, Inc.	99,000	484,110
Pebblebrook Hotel Trust	63,466	833,309
Phillips Edison & Co., Inc.	37,733	1,370,840
Piedmont Office Realty Trust, Inc., Class A	147,012	1,284,885
PotlatchDeltic Corp.	31,572	1,412,216
Retail Opportunity Investments Corp.	76,455	1,335,669
RLJ Lodging Trust	120,539	1,175,255
Ryman Hospitality Properties, Inc.	13,617	1,427,606
Sabra Health Care REIT, Inc.	90,957	1,519,891
Service Properties Trust	22,838	65,088
SITE Centers Corp.	65,288	978,014

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
SL Green Realty Corp.	22,309	1,503,404
Star Holdings *	830	7,379
Summit Hotel Properties, Inc.	98,089	658,177
Sunstone Hotel Investors, Inc.	119,672	1,355,884
Tanger, Inc.	46,093	1,512,772
Terreno Realty Corp.	22,462	1,469,464
Uniti Group, Inc.	65,367	356,250
Urban Edge Properties	73,328	1,491,492
Whitestone	55,433	742,802
Xenia Hotels & Resorts, Inc.	68,694	1,027,662
		57,974,995
Renewable Energy — 0.4%
American Superconductor Corp. *	32,810	861,919
REX American Resources Corp. *	23,116	964,399
		1,826,318
Retailers — 1.9%
Abercrombie & Fitch Co., Class A *	1,957	233,627
Academy Sports & Outdoors, Inc.	20,010	1,046,723
American Eagle Outfitters, Inc.	54,215	875,030
Asbury Automotive Group, Inc. *	2,744	814,090
Buckle, Inc. (The)	31,453	1,497,477
Caleres, Inc.	6,537	119,823
Global Industrial Co.	3,115	76,972
Group 1 Automotive, Inc.	3,893	1,777,115
Haverty Furniture Cos., Inc.	31,711	711,278
ODP Corp. (The) *	926	20,928
PriceSmart, Inc.	4,061	369,429
Shoe Carnival, Inc.	36,278	981,683
Urban Outfitters, Inc. *	23,912	1,325,203
Zumiez, Inc. *	15,312	244,379
		10,093,757
Software & Computer Services — 3.9%
A10 Networks, Inc.	54,908	1,076,746
Agilysys, Inc. *	12,496	1,127,389
Alarm.com Holdings, Inc. *	10,702	649,290
Blackbaud, Inc. *	6,645	512,662
Cargurus, Inc. *	38,757	1,519,274
Clear Secure, Inc., Class A	28,580	676,489
Commvault Systems, Inc. *	9,182	1,462,325
Consensus Cloud Solutions, Inc. *	3,474	98,384
CSG Systems International, Inc.	15,238	895,842
ePlus, Inc. *	13,765	1,099,823
Mitek Systems, Inc. *	28,504	290,741
NetScout Systems, Inc. *	38,659	921,631
OneSpan, Inc.	9,296	178,855
Progress Software Corp.	23,355	1,338,942

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Q2 Holdings, Inc. *	15,153	1,442,111
Qualys, Inc. *	7,904	1,101,897
Shutterstock, Inc.	17,042	503,080
Simulations Plus, Inc.	16,329	560,411
SolarWinds Corp.	24,185	359,873
SPS Commerce, Inc. *	8,268	1,526,934
Verint Systems, Inc. *	8,399	213,167
Workiva, Inc. *	13,575	1,333,336
Yelp, Inc. *	37,516	1,498,389
		20,387,591
Technology Hardware & Equipment — 5.5%
Adeia, Inc.	80,079	1,029,015
Advanced Energy Industries, Inc.	13,248	1,524,580
Alpha & Omega Semiconductor Ltd. *	1,993	76,571
Axcelis Technologies, Inc. *	6,794	461,992
Benchmark Electronics, Inc.	30,587	1,304,841
Cohu, Inc. *	30,765	704,826
CTS Corp.	22,182	1,133,278
Diodes, Inc. *	18,258	1,076,857
Fabrinet (Thailand) *	6,910	1,494,011
FormFactor, Inc. *	27,199	1,089,320
Ichor Holdings Ltd. *	15,515	426,042
Impinj, Inc. *	7,466	947,361
Insight Enterprises, Inc. *	7,305	1,261,939
Kulicke & Soffa Industries, Inc. (Singapore)	28,001	1,241,844
Methode Electronics, Inc.	23,663	267,865
Novanta, Inc. *	9,146	1,368,790
PC Connection, Inc.	12,658	939,477
Photronics, Inc. *	59,391	1,365,399
Plexus Corp. *	10,104	1,431,838
Power Integrations, Inc.	18,192	1,133,725
Rambus, Inc. *	21,462	1,322,489
Sanmina Corp. *	17,223	1,442,082
ScanSource, Inc. *	22,017	921,412
Synaptics, Inc. *	3,560	302,244
TTM Technologies, Inc. *	67,739	1,665,702
Ultra Clean Holdings, Inc. *	33,382	1,230,794
Vishay Intertechnology, Inc.	59,044	999,615
Xerox Holdings Corp.	62,981	537,858
		28,701,767
Telecommunications Equipment — 2.9%
Applied Optoelectronics, Inc. *	5,266	147,027
Aviat Networks, Inc. *	9,991	190,329
Calix, Inc. *	22,996	912,481
Clearfield, Inc. *	29,174	1,064,559
CommScope Holding Co., Inc. *	126,156	637,088
Digi International, Inc. *	41,137	1,285,531

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
EchoStar Corp., Class A *	69,568	1,924,251
Extreme Networks, Inc. *	83,453	1,319,392
Harmonic, Inc. *	111,550	1,258,284
Infinera Corp. *	196,782	1,302,697
InterDigital, Inc. (a)	8,515	1,558,075
Lightwave Logic, Inc. * (a)	10,520	18,936
NETGEAR, Inc. *	59,399	1,642,382
Powerfleet, Inc. NJ *	62,324	368,335
Ribbon Communications, Inc. *	1,005	4,120
Viavi Solutions, Inc. *	138,881	1,672,127
		15,305,614
Telecommunications Service Providers — 2.4%
8x8, Inc. *	319,438	894,427
Anterix, Inc. *	11,932	340,897
Cable One, Inc.	3,916	1,190,503
Cogent Communications Holdings, Inc.	20,491	1,543,792
fuboTV, Inc. *	28,164	113,783
Globalstar, Inc. *	705,004	1,078,656
Gogo, Inc. * (a)	102,900	868,476
IDT Corp., Class B	38,073	1,796,284
Liberty Latin America Ltd., Class C (Puerto Rico) *	137,056	840,154
Lumen Technologies, Inc. *	238,180	1,176,609
Shenandoah Telecommunications Co.	50,659	547,117
Telephone and Data Systems, Inc.	48,277	1,706,592
WideOpenWest, Inc. *	43,734	186,744
Xperi, Inc. *	50,161	452,452
		12,736,486
Tobacco — 0.5%
Turning Point Brands, Inc.	25,923	1,652,332
Universal Corp.	21,140	1,122,957
		2,775,289
Travel & Leisure — 0.5%
Biglari Holdings, Inc., Class B *	214	49,650
International Game Technology plc	30,204	514,072
SkyWest, Inc. *	15,265	1,845,844
		2,409,566
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	14,979	1,610,842
Total Common Stocks (Cost $478,059,292)		519,724,401
Short-Term Investments — 2.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)(Cost $620,690)	620,690	620,690

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $10,786,751)	10,786,751	10,786,751
Total Short-Term Investments (Cost $11,407,441)		11,407,441
Total Investments — 102.0% (Cost $489,466,733)		531,131,842
Liabilities in Excess of Other Assets — (2.0)%		(10,514,719)
NET ASSETS — 100.0%		520,617,123

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $10,257,224.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	6	03/21/2025	USD	688,380	3,202

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$947,882	$—	$—	$947,882
Automobiles & Parts	2,216,891	—	—	2,216,891
Banks	27,174,956	—	—	27,174,956
Beverages	5,047,215	—	—	5,047,215
Chemicals	18,634,521	—	—	18,634,521
Construction & Materials	15,631,777	—	—	15,631,777
Consumer Services	7,541,639	—	—	7,541,639
Electricity	10,370,604	—	—	10,370,604
Electronic & Electrical Equipment	5,065,907	—	—	5,065,907
Finance & Credit Services	8,403,818	—	—	8,403,818
Food Producers	18,366,111	—	—	18,366,111
Gas, Water & Multi-utilities	20,128,942	—	—	20,128,942
General Industrials	7,312,794	—	—	7,312,794
Health Care Providers	14,000,667	—	—	14,000,667
Household Goods & Home Construction	18,869,757	—	—	18,869,757
Industrial Engineering	4,669,885	—	—	4,669,885
Industrial Materials	9,598,721	—	—	9,598,721
Industrial Metals & Mining	15,377,809	—	—	15,377,809
Industrial Support Services	12,673,848	—	—	12,673,848
Industrial Transportation	15,496,808	—	—	15,496,808
Investment Banking & Brokerage Services	6,823,506	—	—	6,823,506
Leisure Goods	3,600,875	—	—	3,600,875
Life Insurance	4,409,427	—	—	4,409,427
Media	1,958,396	—	—	1,958,396
Medical Equipment & Services	14,276,972	—	—	14,276,972
Mortgage Real Estate Investment Trusts	5,153,406	—	—	5,153,406
Non-life Insurance	6,740,465	—	—	6,740,465
Non-Renewable Energy	34,886,951	—	—	34,886,951
Personal Care, Drug & Grocery Stores	13,095,873	—	—	13,095,873
Personal Goods	6,692,300	—	—	6,692,300
Pharmaceuticals & Biotechnology	—	—	— (a)	— (a)
Pharmaceuticals, Biotechnology & Marijuana Producers	19,296,235	—	6,708	19,302,943
Precious Metals & Mining	3,847,920	—	—	3,847,920
Real Estate Investment & Services	7,582,590	—	—	7,582,590
Real Estate Investment Trusts	57,974,995	—	—	57,974,995
Renewable Energy	1,826,318	—	—	1,826,318
Retailers	10,093,757	—	—	10,093,757
Software & Computer Services	20,387,591	—	—	20,387,591
Technology Hardware & Equipment	28,701,767	—	—	28,701,767
Telecommunications Equipment	15,305,614	—	—	15,305,614
Telecommunications Service Providers	12,736,486	—	—	12,736,486
Tobacco	2,775,289	—	—	2,775,289
Travel & Leisure	2,409,566	—	—	2,409,566

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,610,842	$—	$—	$1,610,842
Total Common Stocks	519,717,693	—	6,708	519,724,401
Short-Term Investments
Investment Companies	620,690	—	—	620,690
Investment of Cash Collateral from Securities Loaned	10,786,751	—	—	10,786,751
Total Short-Term Investments	11,407,441	—	—	11,407,441
Total Investments in Securities	$531,125,134	$—	$6,708	$531,131,842
Appreciation in Other Financial Instruments
Futures Contracts	$3,202	$—	$—	$3,202

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$12,534,155	$35,795,195	$37,542,599	$—	$—	$10,786,751	10,786,751	$125,734	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	773,904	7,901,766	8,054,980	—	—	620,690	620,690	11,333	—
Total	$13,308,059	$43,696,961	$45,597,579	$—	$—	$11,407,441		$137,067	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.